Goodwill and Other Intangible Assets, Net - Changes in Carrying Amount of Goodwill and Other Intangible Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	₩ 224,328	₩ 197,776	₩ 191,021
Paid In Emission Rights [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	7,180
Changes In The Quality Of Bituminous Coal And Changes In Production Plans At Narrabri Coal Mine [Member] | POSCO INTERNATIONAL AUSTRALIA HOLDINGS PTY. LTD. [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	₩ 20,006